Intangible assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible assets, net
Intangible assets, net
5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Purchased software	11,055	11,055
Total cost	11,055	11,055
Less: accumulated amortization	(5,518)	(5,817)
Intangible assets, net	5,537	5,238

Amortization expense recognized for the three months ended March 31, 2022 and 2023 was RMB281 and RMB299 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB
Nine months ending December 31, 2023	918
2024	1,064
2025	1,048
2026	776
2027	623
Thereafter	809
Total	5,238

5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Purchased software	8,250	11,055
Total cost	8,250	11,055
Less: accumulated amortization	(4,430)	(5,518)
Intangible assets, net	3,820	5,537

Amortization expense recognized for the years ended December 31, 2020, 2021 and 2022 was RMB952, RMB1,302 and RMB1,088 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB’000
For the year ending December 31,
2023	1,978
2024	1,419
2025	1,173
2026	616
2027	351
Total	5,537